VACATION OWNERSHIP NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
VACATION OWNERSHIP NOTES RECEIVABLE
VACATION OWNERSHIP NOTES RECEIVABLE
The following table shows the composition of our vacation ownership notes receivable balances, net of reserves:

($ in millions)	At Year-End 2017	At Year-End 2016
Vacation ownership notes receivable — securitized	$814	$717
Vacation ownership notes receivable — non-securitized
Eligible for securitization(1)	142	98
Not eligible for securitization(1)	159	155
Subtotal	301	253
Total vacation ownership notes receivable	$1,115	$970
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(1)	Refer to Footnote 5 “Financial Instruments” for discussion of eligibility of our vacation ownership notes receivable for securitization.
The following tables show future principal payments, net of reserves, as well as interest rates for our non-securitized and securitized vacation ownership notes receivable at December 31, 2017:

($ in millions)	Non-Securitized Vacation Ownership Notes Receivable	Securitized Vacation Ownership Notes Receivable	Total
2018	$48	$94	$142
2019	35	91	126
2020	30	92	122
2021	26	93	119
2022	24	92	116
Thereafter	138	352	490
Balance at year-end 2017	$301	$814	$1,115
Weighted average stated interest rate at year-end 2017	11.5%	12.6%	12.3%
Range of stated interest rates at year-end 2017	0.0% to 18.0%	4.9% to 18.0%	0.0% to 18.0%

We reflect interest income associated with vacation ownership notes receivable in our Income Statements in the Financing revenues caption. The following table summarizes interest income associated with vacation ownership notes receivable:

($ in millions)	2017	2016	2015
Interest income associated with vacation ownership notes receivable – securitized	$101	$97	$90
Interest income associated with vacation ownership notes receivable – non-securitized	27	23	28
Total interest income associated with vacation ownership notes receivable	$128	$120	$118

We record the difference between the vacation ownership note receivable and the variable consideration included in the transaction price for the sale of the related vacation ownership product as a reserve on our vacation ownership notes receivable. See “Financing Revenues” in Footnote 1 “Summary of Significant Accounting Policies” for further information.
The following table summarizes the activity related to our vacation ownership notes receivable reserve:

($ in millions)	Non-Securitized Vacation Ownership Notes Receivable	Securitized Vacation Ownership Notes Receivable	Total
Balance at year-end 2014	$65	$53	$118
Impact of adoption of ASU 2014-09	1	1	2
Opening balance 2015	66	54	120
Increase in vacation ownership notes receivable reserve	25	11	36
Securitizations	(16)	16	—
Clean-up calls(1)	7	(7)	—
Write-offs	(48)	—	(48)
Defaulted vacation ownership notes receivable repurchase activity(2)	25	(25)	—
Balance at year-end 2015	59	49	108
Increase in vacation ownership notes receivable reserve	27	17	44
Securitizations	(28)	28	—
Clean-up of Warehouse Credit Facility(3)	10	(10)	—
Write-offs	(40)	—	(40)
Defaulted vacation ownership notes receivable repurchase activity(2)	30	(30)	—
Balance at year-end 2016	58	54	112
Increase in vacation ownership notes receivable reserve	42	10	52
Securitizations	(29)	29	—
Clean-up of Warehouse Credit Facility(3)	4	(4)	—
Write-offs	(45)	—	(45)
Defaulted vacation ownership notes receivable repurchase activity(2)	28	(28)	—
Balance at year-end 2017	$58	$61	$119
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(1)	Refers to our voluntary repurchase of previously securitized non-defaulted vacation ownership notes receivable to retire outstanding vacation ownership notes receivable securitizations.

(2)
Decrease in securitized vacation ownership notes receivable reserve and increase in non-securitized vacation ownership notes receivable reserve was attributable to the transfer of the reserve when we voluntarily repurchased defaulted securitized vacation ownership notes receivable.

(3)	Refers to our voluntary repurchase of previously securitized non-defaulted vacation ownership notes receivable from our Warehouse Credit Facility.
The following table shows our recorded investment in non-accrual vacation ownership notes receivable, which are vacation ownership notes receivable that are 90 days or more past due. As noted in Footnote 1 “Summary of Significant Accounting Policies” we recognize interest income on a cash basis for these vacation ownership notes receivable.

($ in millions)	Non-Securitized Vacation Ownership Notes Receivable	Securitized Vacation Ownership Notes Receivable	Total
Investment in vacation ownership notes receivable on non-accrual status at year-end 2017	$39	$7	$46
Investment in vacation ownership notes receivable on non-accrual status at year-end 2016	$44	$6	$50
Average investment in vacation ownership notes receivable on non-accrual status during 2017	$41	$7	$48

The following table shows the aging of the recorded investment in principal, before reserves, in vacation ownership notes receivable as of December 31, 2017:

($ in millions)	Non-Securitized Vacation Ownership Notes Receivable	Securitized Vacation Ownership Notes Receivable	Total
31 – 90 days past due	$7	$19	$26
91 – 150 days past due	5	7	12
Greater than 150 days past due	34	—	34
Total past due	46	26	72
Current	313	849	1,162
Total vacation ownership notes receivable	$359	$875	$1,234
The following table shows the aging of the recorded investment in principal, before reserves, in vacation ownership notes receivable as of December 30, 2016:

($ in millions)	Non-Securitized Vacation Ownership Notes Receivable	Securitized Vacation Ownership Notes Receivable	Total
31 – 90 days past due	$8	$16	$24
91 – 150 days past due	4	7	11
Greater than 150 days past due	40	—	40
Total past due	52	23	75
Current	259	748	1,007
Total vacation ownership notes receivable	$311	$771	$1,082